Loss from operations (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment of financial asset		£ 79	£ 207
Provision against future loss on loan agreement			207
Fee and commission income (expense)	90	127	106
Fees payable to the Company's subsidiary auditors for the audits of the susidiary accounts	60	58	44
Audit related services		131	70
Fees payable to the Company's previous auditor for audit related services	21
Audit related services	110	32	67
Foreign exchange loss	(93)	164	9
Loss on disposal of property, plant and equipment	4	2	14
Equity settled share-based payment*	283	28	123
Research and development [member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	110	135	162
Depreciation of right of use asset	99	113	151
Amortisation of intangible assets - software	1	3	3
Administrative costs [member]
IfrsStatementLineItems [Line Items]
Depreciation of property, plant and equipment	7	8	12
Depreciation of right of use asset	36	24	15
Amortisation of intangible assets - software	£ 1